13. Business Combinations (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	R$ 8,711	R$ 7,954
Trade receivables, net	686	727
Inventories, net	6,536	8,631
Recoverable taxes	1,199	1,692
Other current assets	251	287
Deferred income tax and social contribution		337
Related parties	154	104
Other non-current assets	208	177
Investments in associates	1,250	609
Investment properties	3,639	3,051	R$ 20
Property and equipment, net	19,888	24,290	14,052
Intangible assets, net	6,164	6,236	2,818
Total assets	53,511	58,475
Liabilities:
Payroll and related taxes	897	980
Trade payables, net	11,424	14,887
Taxes and contributions payables	585	531
Borrowings and financing	2,309	3,488
Other current liabilities	677	703
Non-current borrowings and financing	6,842	10,706
Deferred income tax and social contribution	1,034	1,195
Provisions for contingencies	1,385	1,305	1,235
Non-current lease liabilities	7,427	7,730
Other non-current liabilities	291	68
(-) Attributed to non-controlling shareholders	3,112	2,608
Net assets	R$ 16,807	13,548	R$ 13,159
Almacenes Exito S.A. [member]
Assets:
Cash and cash equivalents		6,062
Trade receivables, net		416
Inventories, net		2,765
Recoverable taxes		477
Other current assets		349
Deferred income tax and social contribution		1,353
Related parties		137
Other non-current assets		111
Investments in associates		316
Investment properties		2,972
Property and equipment, net		8,496
Intangible assets, net		3,009
Total assets		26,463
Liabilities:
Payroll and related taxes		283
Trade payables, net		4,545
Taxes and contributions payables		219
Borrowings and financing		2,546
Lease liabilities		277
Other current liabilities		998
Non-current borrowings and financing		2,060
Deferred income tax and social contribution		2,100
Provisions for contingencies		103
Non-current lease liabilities		1,540
Other non-current liabilities		28
Total liabilities		14,699
Net assets		11,764
(-) Attributed to non-controlling shareholders		(2,558)
Net assets		R$ 9,206